SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Class of Stock [Line Items]
Share capital	$ 545		$ 5,452
Shares issued (in shares)	54,520,325		54,520,325
Par value (in dollars per share)	$ 0.01		$ 0.10
Shares authorized (in shares)	100,000,000		10,000,000,000
Contributed Surplus
Class of Stock [Line Items]
Transfer arising from reduction in par value of issued shares	$ 4,907	$ 0